Information: Condensed Financial Statements of The Company	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Information: Condensed Financial Statements of The Company
20.	Information: Condensed financial statements of the Company

Rules 12-04(a) and 4-08(e) (3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for its investment in its subsidiaries and VIEs. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries and VIEs”. The Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Company’s share of income from its subsidiaries and VIEs is reported as its share of income from subsidiaries and VIEs in the condensed financial statements.

The Company is a Cayman Islands company and, therefore, is not subject to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2021, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Condensed Financial Information of the Company

BALANCE SHEETS

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(g))
ASSETS
Current assets:
Cash and cash equivalents	200,108,273	194,729,331	30,557,281
Prepayments and other current assets	89,853	—	—
Amounts due from subsidiaries and VIEs	—	644,607	101,153
Total current assets	200,198,126	195,373,938	30,658,434
Non-current assets:
Investment in subsidiaries and VIEs	208,398,302	—	—
Total non-current assets	208,398,302	—	—
Total assets	408,596,428	195,373,938	30,658,434
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued liabilities and other current liabilities	—	244,166	38,314
Investment deficit in subsidiaries and VIEs	—	35,769,964	5,613,088
Amounts due to subsidiaries and VIEs	41,127,502	40,296,870	6,323,458

Total current liabilities	41,127,502	76,311,000	11,974,860

Total liabilities	41,127,502	76,311,000	11,974,860
Shareholders’ equity:
Ordinary shares (USD$0.0001 par value; 500,000,000 and 500,000,000 shares authorized, 66,667,000 and 66,667,000 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	45,198	45,198	7,093
Additional paid-in capital	181,849,003	181,849,003	28,536,077
Statutory reserves	58,217,195	59,971,836	9,410,890
Accumulated other comprehensive loss	(7,956,640)	(12,542,667)	(1,968,218)
Retained earnings/(Accumulated deficit)	135,314,170	(110,260,432)	(17,302,268)
Total shareholders’ equity	367,468,926	119,062,938	18,683,574
Total liabilities and shareholders’ equity	408,596,428	195,373,938	30,658,434

STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2 (g))
Operating expenses
General and administrative expenses	—	(3,666,937)	(1,059,294)	(166,226)
Total operating expenses	—	(3,666,937)	(1,059,294)	(166,226)
Equity in profit/(loss) of subsidiaries and VIEs, net	47,236,997	37,252,021	(242,760,667)	(38,094,447)
Income/(loss) from subsidiaries and VIEs	47,236,997	37,252,021	(242,760,667)	(38,094,447)
Net income/(loss)	47,236,997	33,585,084	(243,819,961)	(38,260,673)
Net income/(loss) attributable to ordinary shareholders	47,236,997	33,585,084	(243,819,961)	(38,260,673)
Net income/(loss)
Other comprehensive loss, net of nil tax	—	(7,956,640)	(12,542,667)	(1,968,218)
Comprehensive income/(loss)	47,236,997	25,628,444	(256,362,628)	(40,228,891)

STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2 (g))
Cash flows used in operating activities	—	—	(2,290,367)	(359,409)
Cash flows used in investing activities	—	(653,250)	—	—
Cash flows provided by financing activities	—	208,718,163	—	—
Effect of exchange rate changes on cash	—	(7,956,640)	(3,088,575)	(484,665)
Net increase/(decrease) in cash and cash equivalents	—	200,108,273	(5,378,942)	(844,074)
Cash and cash equivalents, beginning of year	—	—	200,108,273	31,401,355
Cash and cash equivalents, end of year	—	200,108,273	194,729,331	30,557,281